Shareholders' equity - Share capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2022	Dec. 31, 2021
Shareholders' equity
Issued capital	€ 956,624	€ 521,000	€ 421,000
Number of fully authorized, subscribed and paid up shares	95,662,391
Nominal value	€ 0.01
Payments for share issue costs	€ 9,605,000	€ 2,511,000
Share capital
Shareholders' equity
Number of fully authorized, subscribed and paid up shares	95,662,407	52,115,807	42,134,169		40,873,551
Nominal value	€ 0.01	€ 0.01	€ 0.01		€ 0.01
Number of shares issued during the period	42,472,600	9,618,638	1,260,618
Share capital | ATM
Shareholders' equity
Nominal value				€ 0.01